additional statement of cash flow information	6 Months Ended
Jun. 30, 2018
additional statement of cash flow information
additional statement of cash flow information

31additional statement of cash flow information

(a)Statements of cash flows — operating activities, investing activities and financing activities

		Three months		Six months
Periods ended June 30 (millions)	Note	2018	2017	2018	2017
			(adjusted — Note 2(c))		(adjusted — Note 2(c))
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Accounts receivable		$(34)	$53	$169	$115
Inventories		17	6	50	(3)
Contract assets		(3)	(11)	(3)	3
Prepaid expenses		(26)	(63)	(147)	(186)
Accounts payable and accrued liabilities		194	70	(164)	(111)
Income and other taxes receivable and payable, net		87	7	172	(85)
Advance billings and customer deposits		(7)	4	(16)	47
Provisions		13	(10)	4	(61)

		$241	$56	$65	$(281)

INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment	17	$(639)	$(655)	$(1,160)	$(1,227)
Intangible assets	18	(158)	(155)	(295)	(309)

		(797)	(810)	(1,455)	(1,536)
Additions arising from non-monetary transactions		6	—	14	2

Capital expenditures		(791)	(810)	(1,441)	(1,534)
Change in associated non-cash investing working capital		56	56	(32)	(16)

		$(735)	$(754)	$(1,473)	$(1,550)

FINANCING ACTIVITIES
Issue of shares by subsidiary to non-controlling interests
Issue of shares		$—	$—	$43	$1
Non-monetary issue of shares in business combination	18(b)	—	—	(19)	—

Cash proceeds on share issuance		—	—	24	1
Transaction costs and other		—	—	—	(1)

		$—	$—	$24	$—

(b)Changes in liabilities arising from financing activities

		Statement of cash flows		Non-cash changes
(millions)	Beginning of period	Issued or received	Redemptions, repayments or payments	Foreign exchange movement (Note 4(f))	Other	End of period
THREE-MONTH PERIOD ENDED JUNE 30, 2017
Dividends paid to holders of Common Shares	$283	$—	$(283)	$—	$293	$293
Dividends reinvested in shares from Treasury	—	—	23	—	(23)	—

	$283	$—	$(260)	$—	$270	$293

Short-term borrowings	$100	$—	$—	$—	$—	$100

Long-term debt
TELUS Corporation notes	$11,638	$—	$—	$(35)	$2	$11,605
TELUS Corporation commercial paper	1,122	1,543	(1,614)	(19)	—	1,032
TELUS Communications Inc. debentures	619	—	—	—	—	619
TELUS International (Cda) Inc. credit facility	298	—	(4)	(8)	2	288
Derivatives used to manage currency risks arising from U.S. dollar denominated long-term debt — liability	38	1,614	(1,607)	54	(35)	64

	13,715	3,157	(3,225)	(8)	(31)	13,608
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar denominated long-term debt	—	(1,614)	1,614	—	—	—

	$13,715	$1,543	$(1,611)	$(8)	$(31)	$13,608

THREE-MONTH PERIOD ENDED JUNE 30, 2018
Dividends paid to holders of Common Shares	$299	$—	$(299)	$—	$315	$315
Dividends reinvested in shares from Treasury	—	—	21	—	(21)	—

	$299	$—	$(278)	$—	$294	$315

Short-term borrowings	$100	$26	$(13)	$—	$—	$113

Long-term debt
TELUS Corporation notes	$12,094	$975	$—	$43	$(22)	$13,090
TELUS Corporation commercial paper	843	304	(1,154)	10	—	3
TELUS Communications Inc. debentures	620	—	—	—	—	620
TELUS International (Cda) Inc. credit facility	433	—	(11)	9	1	432
Derivatives used to manage currency risks arising from U.S. dollar denominated long-term debt — liability	59	1,154	(1,136)	(53)	39	63

	14,049	2,433	(2,301)	9	18	14,208
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar denominated long-term debt	—	(1,154)	1,154	—	—	—

	$14,049	$1,279	$(1,147)	$9	$18	$14,208

		Statement of cash flows		Non-cash changes
(millions)	Beginning of period	Issued or received	Redemptions, repayments or payments	Foreign exchange movement (Note 4(f))	Other	End of period
SIX-MONTH PERIOD ENDED JUNE 30, 2017
Dividends paid to holders of Common Shares	$284	$—	$(567)	$—	$576	$293
Dividends reinvested in shares from Treasury	—	—	23	—	(23)	—

	$284	$—	$(544)	$—	$553	$293

Short-term borrowings	$100	$—	$—	$—	$—	$100

Long-term debt
TELUS Corporation notes	$11,367	$990	$(700)	$(43)	$(9)	$11,605
TELUS Corporation commercial paper	613	3,071	(2,630)	(22)	—	1,032
TELUS Communications Inc. debentures	619	—	—	—	—	619
TELUS International (Cda) Inc. credit facility	332	—	(35)	(11)	2	288
Derivatives used to manage currency risks arising from U.S. dollar denominated long-term debt — liability	20	2,630	(2,625)	65	(26)	64

	12,951	6,691	(5,990)	(11)	(33)	13,608
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar denominated long-term debt	—	(2,630)	2,630	—	—	—

	$12,951	$4,061	$(3,360)	$(11)	$(33)	$13,608

SIX-MONTH PERIOD ENDED JUNE 30, 2018
Dividends paid to holders of Common Shares	$299	$—	$(598)	$—	$614	$315
Dividends reinvested in shares from Treasury	—	—	41	—	(41)	—

	$299	$—	$(557)	$—	$573	$315

Short-term borrowings	$100	$26	$(19)	$—	$6	$113

Long-term debt
TELUS Corporation notes	$11,561	$1,725	$(250)	$81	$(27)	$13,090
TELUS Corporation commercial paper	1,140	1,618	(2,798)	43	—	3
TELUS Communications Inc. debentures	620	—	—	—	—	620
TELUS International (Cda) Inc. credit facility	339	97	(22)	19	(1)	432
Derivatives used to manage currency risks arising from U.S. dollar denominated long-term debt — liability	93	2,798	(2,770)	(124)	66	63

	13,753	6,238	(5,840)	19	38	14,208
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar denominated long-term debt	—	(2,798)	2,798	—	—	—

	$13,753	$3,440	$(3,042)	$19	$38	$14,208